Investor Certificateholders' Monthly Statement Discover Card Master Trust I Series 2007-CC Monthly Statement Distribution Date: November 15, 2017 Month Ending: October 31, 2017 Exhibit 99.1 Pursuant to the Amended and Restated Series Supplement dated as of December 22, 2015, as amended (the "Series Supplement"), relating to the Third Amended and Restated Pooling and Servicing Agreement dated as of December 22, 2015, in each case as amended prior to the distribution date noted above, among Discover Bank, Discover Funding LLC (the "Depositor"), and U.S. Bank National Association, as Trustee (the "Pooling and Servicing Agreement"), the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Discover Card Master Trust I (the "Master Trust"). We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement. The Pooling and Servicing Agreement and the Series Supplement were filed with the Securities and Exchange Commission as follows: Third Amended and Restated Pooling and Servicing Agreement As Exhibit 4.2 to the Current Report on Form 8-K filed on December 23, 2015 by the Depositor, the Master Trust and Discover Card Execution Note Trust. Amended and Restated Series Supplement As Exhibit 4.3 to the Current Report on Form 8-K filed on December 23, 2015 by the Depositor, the Master Trust and Discover Card Execution Note Trust. Principal Receivables for October , 20171. Beginning Principal Balances Ending Principal Balances (1) Aggregate Investor Interest (including Series 2007-CC Investor Interest) (a) Transferor Interest Total Master Trust Group One Investor Interest Series 2007-CC Investor Interest Total Master Trust # of Accounts Minimum Principal Receivables Balance at the end of month (2) (b) (c) (d) (e) Amount by which Master Trust Principal Receivables Exceeded the Minimum Principal Receivables Balance at the end of month (f) (g) Percentage of the Principal Receivables that reflect Transferor Interest %28.34 $21,131,147,542.00 $21,131,147,542.00 $8,385,472,680.34 $8,358,862,616.76 $29,516,620,222.34 $29,490,010,158.76 $21,131,147,542.00$21,131,147,542.00 15,777,971 15,753,278 $22,721,664,023.66 $6,768,346,135.10 $21,131,147,542.00 $21,131,147,542.00 2. Credit Risk Retention at the end of October , 2017 (a) Ending Principal Receivables (b) (c) (d) (e) (f) Ending Investor Interest (before principal payments on this Distribution Date) Seller’s Interest (2(a) - 2(b)) Adjusted outstanding investor ABS interests (unpaid principal balance of DiscoverSeries Notes held by third-parties before principal payments on this Distribution Date) Seller’s Interest as a percentage of adjusted outstanding investor ABS interests (2(c) / 2(d)) Minimum Seller’s Interest as a percentage of adjusted outstanding investor ABS interests as required by Regulation RR $29,490,010,158.76 $21,131,147,542.00 5% $8,358,862,616.76 (4) $16,025,000,000.00%52.16 (3)

Allocation Percentages at the beginning of October , 2017 (after giving effect to any increases in the Aggregate Investor Interest or the Series 2007-CC Investor Interest occurring during the month) 3. (a) Series 2007-CC Finance Charge Collections Allocation Percentage (b) Series 2007-CC Principal Collections Allocation Percentage (c) Series 2007-CC Charge-Off Allocation Percentage (d) Series 2007-CC Interchange Allocation Percentage 4. Allocation of Receivables and other amounts collected during October , 2017 (a) Allocation between Investors and Transferor: Aggregate Investor Allocation (including Series 2007-CC Allocation) Transferor Allocation (b) Group One Allocation (c) Series 2007-CC Allocation (d) Reallocation to Series 2007-CC from other Series (f) Group One Portfolio Yield as an annualized percentage of the Aggregate Investor Interest (FCC yield excludes principal recoveries) (g) Series 2007-CC Portfolio Yield as an annualized percentage of the Series Investor Interest (FCC yield excludes principal recoveries) (h) Principal Collections as a monthly percentage of Master Trust Receivables at the beginning of October, 2017 (i) Finance Charge Collections as a monthly percentage of Master Trust Receivables at the beginning of October, 2017 (j) Total Collections as a monthly percentage of Master Trust Receivables at the beginning of October, 2017 (k) Interchange as a monthly percentage of Master Trust Receivables at the beginning of October, 2017 (m) Trust Collections deposited for the month (5) (l) Total Collections and Interchange as a monthly percentage of Master Trust Receivables at the beginning of October, 2017 Finance Charge Collections Principal Collections Interchange N/A N/A %22.45%22.79 Prior Month October , 2017 $109,732,799.06 $1,796,032,805.28 $28,798,266.50 $276,523,810.80 $0.00 $23,796,785.38 $0.00 $0.00 $4,525,956,139.45 $72,570,885.50 $276,523,810.80 $4,525,956,139.45 $72,570,885.50 $276,523,810.80 $4,525,956,139.45 $72,570,885.50%71.5907%71.5907%71.5907%71.5907%14.94%14.94%4.12%4.12%21.16%1.29%0.34 $1,224,134,307.20 $0.00$0.00 $0.00(e) Reallocation from Series 2007-CC to other Series

Investor Charged - Off Amount 5. Cumulative Reductions in Series Investor Interests Due to Investor Charged - Off Amounts October , 2017 Group One Series 2007-CC As an annualized percentage of Principal Receivables at the beginning of October, 2017 (a) (b) (c) %2.94 N/A $51,712,580.75 $0.00 $0.00$51,712,580.75 Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date (a) Group One (b) Series 2007-CC 6. 7. Delinquency Summary (7) (a) Master Trust Receivables Outstanding at the end of October, 2017 Payment Status Number of Delinquent Accounts Delinquent Amount Ending Balance Percentage of Ending Receivables Outstanding 30-59 Days 60-89 Days 90-119 Days 120-149 Days 150-179 Days 180+ Days Total 67,055 $503,855,652.13%1.69 $35,218,579.25 $35,218,579.25 $29,839,779,714.87 22,500 15,348 $158,428,700.71 $111,883,041.45 11,660 $89,854,211.46 9,263 $74,261,994.45%0.53%0.37%0.30%0.25 0 $0.00%0.23$69,427,704.068,284%0.00 (b) Delinquency Percentage (60+ Days): %1.16 Total Master Trust and Investor Principal Charge - Offs on this Distribution Date (6) (7)8. (a) Gross Charge-offs (rate shown as an annualized percentage of applicable Principal Receivables at the beginning of October, 2017) (b) Recoveries (rate shown as an annualized percentage of applicable Principal Receivables at the beginning of October, 2017) (c) Net Charge-offs (rate shown as an annualized percentage of applicable Principal Receivables at the beginning of October, 2017) Investor Amount Rate %2.94%0.76 $38,310,445.14%2.18 $13,402,135.61 $51,712,580.75 Total MT Amount $72,233,657.10 $53,513,159.03 $18,720,498.07

(1) For Section 1, the ending balances for the Investor Interest and the Transferor Interest are shown after any principal payments to be made to the holders of DiscoverSeries Notes on this Distribution Date. (2) Pursuant to the Pooling and Servicing Agreement, the Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Master Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur. This would also cause an early redemption event for the notes issued by Discover Card Execution Note Trust. (4) In accordance with the credit risk retention rules of Regulation RR, Discover Bank, as Sponsor, is required to retain an economic interest in the credit risk of the Master Trust receivables. The Sponsor intends to satisfy this obligation by maintaining a seller’s interest in the Master Trust, calculated in accordance with Regulation RR, that will equal not less than 5% of the aggregate unpaid principal balance of all DiscoverSeries notes, other than any notes that are at all times held by Discover Bank or one or more wholly-owned affiliates of Discover Bank ("adjusted outstanding investor ABS interests"). The required seller’s interest will be held by the Depositor through holding of the Transferor Interest, which represents an undivided interest in the receivables of the Master Trust that are not represented by outstanding certificates at any given time. The Seller’s Interest set forth in Section 2 is calculated as of the applicable month-end and does not reflect principal payments to be made to holders of DiscoverSeries Notes on this Distribution Date. (5) Only the portion of Master Trust Collections required to be deposited under the Master Trust's Required Daily Deposit provisions will typically be deposited in the Master Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Notes (or Certificates) are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Master Trust performance. (6) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Section 4 above. (3) At the date of this report, Discover Bank, as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”), currently retains a material net economic interest that is not less than 5% of the nominal value of the securitized exposures, in the form of an originator’s interest as provided in option (b) of Article 405(1) of the CRR and the corresponding provisions of the AIFM Regulation and the Solvency II Regulation (collectively with the CRR, the “EU Risk Retention Regulations”), which such interest is not hedged or otherwise mitigated except to the extent permitted by the EU Risk Retention Regulations. See Section 1 for a calculation of the Transferor Interest percentage. (7) To assist customers impacted by hurricanes in August and September, Discover Bank waived the minimum payments for obligors with billing addresses in FEMA-declared disaster areas. As a result, impacted accounts did not advance to the next delinquency cycle, including to charge-off, in the same timeframe as would have occurred without such relief. As of October 31, 2017, such relief had lapsed for most customers. Note that the monthly Credit Card statistics for the total Discover Card portfolio reported by Discover Financial Services on Form 8-K for the period ending September 30, 2017 were adjusted to recognize an estimate of uncollectable amounts related to suppressed charge-offs. The information related to the performance of the Master Trust reported in the Investor Certificateholders’ Monthly Statement for the period ending September 30, 2017 was not so adjusted. Master Trust performance reported herein for the period ending October 31, 2017 reflects the lapsing of such benefits.